Investment Objectives and Goals - Nuveen Technology & Infrastructure Credit ETF	Nov. 09, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Technology & Infrastructure Credit ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is to seek total return through a combination of current income and capital appreciation.